Utility Plant and Leases - Components of Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Total lease cost - Southwest Gas Holdings, Inc.	$ 30,154
Southwest Gas Corporation
Lessee, Lease, Description [Line Items]
Operating lease cost	1,531
Centuri
Lessee, Lease, Description [Line Items]
Operating lease cost	12,235
Amortization of ROU assets	137
Interest on lease liabilities	34
Total finance lease cost	171
Short-term lease cost	$ 16,217